Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits	For the years ended
December 31, 2021, 2020 and 2019, the effects of pension plans and other post-employment benefits are summarized as follows:

	Pensions			Other benefits			Total
Net period cost (income):	2021	2020	2019	2021	2020	2019	2021	2020	2019
Recorded in operating costs and expenses
Service cost	$9	10	10	3	2	2	12	12	12
Past service cost	—	(2)	1	—	1	—	—	(1)	1
Settlements and curtailments	(1)	—	(3)	(1)	(1)	—	(2)	(1)	(3)

	8	8	8	2	2	2	10	10	10

Recorded in other financial expenses
Net interest cost	26	28	34	5	5	5	31	33	39

Recorded in other comprehensive income
Actuarial (gains) losses for the period	(257)	181	203	(6)	18	7	(263)	199	210

	$(223)	217	245	1	25	14	(222)	242	259

Summary of Actuarial (Gains) Losses
For

the years
2021
,
2020
and
2019
, actuarial (gains) losses for the period were generated by the following main factors as follows:

	2021	2020	2019

Actuarial (gains) losses due to experience	$(87)	1	5
Actuarial (gains) losses due to demographic assumptions	20	18	(11)
Actuarial (gains) losses due financial assumptions	(196)	180	216

	$(263)	199	210

In

2021
, net actuarial gains due to financial assumptions were mainly driven by moderate increases in the discount rates applicable to the calculation of the benefits’ obligations in the United Kingdom, the United States, Germany and Mexico, as market interest rates increased in
2021
as compared to
2020
. In addition, there were significant reduction effects in the net projected liability related to adjustments due to experience in the United Kingdom, the United States and Germany for a combined amount of $
81
. Moreover, the net projected liability significantly decreased by actual returns in plan assets higher than estimated returns for a total of $
122
, of which $
86
refers to the United Kingdom, $
13
to the United States and $
23
to other countries, partially offset by actuarial losses due to demographic assumption of $
20
, of which $
12
refers to the United Kingdom.

Disclosure of Net Defined Benefit Liability (Asset)
As
of December 31, 2021 and 2020, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows
:

	Pensions		Other benefits		Total
	2021	2020	2021	2020	2021	2020
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$2,928	2,651	105	87	3,033	2,738
Service cost	9	10	3	2	12	12
Interest cost	62	70	5	5	67	75
Actuarial (gains) losses	(134)	258	(6)	18	(140)	276
Additions through business combinations	—	1	—	—	—	1
Settlements and curtailments	(1)	—	(1)	(1)	(2)	(1)
Plan amendments	—	(2)	—	1	—	(1)
Benefits paid	(132)	(140)	(7)	(6)	(139)	(146)
Foreign currency translation	(47)	80	(1)	(1)	(48)	79

Projected benefit obligation at end of the period	2,685	2,928	98	105	2,783	3,033

Change in plan assets:
Fair value of plan assets at beginning of the period	1,693	1,599	1	1	1,694	1,600
Return on plan assets	36	42	—	—	36	42
Actuarial gains	123	77	—	—	123	77
Employer contributions	78	75	7	6	85	81
Benefits paid	(132)	(140)	(7)	(6)	(139)	(146)
Foreign currency translation	(15)	40	—	—	(15)	40

Fair value of plan assets at end of the period	1,783	1,693	1	1	1,784	1,694

Net projected liability in the statement of financial position	$902	1,235	97	104	999	1,339

Summary of Plan Assets Measured at Estimated Fair Value
As of December 31, 2021 and 2020, based on the hierarchy of fair values, plan assets are detailed as follows:

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash	$33	—	—	33	$44	—	—	44
Investments in corporate bonds	1	432	—	433	1	474	—	475
Investments in government bonds	85	393	—	478	86	371	—	457

Total fixed-income securities	119	825	—	944	131	845	—	976

Investment in marketable securities	380	109	—	489	341	89	—	430
Other investments and private funds	163	88	100	351	146	55	87	288

Total variable-income securities	543	197	100	840	487	144	87	718

Total plan assets	$662	1,022	100	1,784	$618	989	87	1,694

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation were as follows:

	2021				2020
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Rates ranges in other countries
Discount rates	9.25%	2.90%	1.90%	0.4% – 9.3%	7.80%	2.60%	1.50%	0.2% – 9.0%
Rate of return on plan assets	9.25%	2.90%	1.90%	0.4% – 9.3%	7.80%	2.60%	1.50%	0.2% – 9.0%
Rate of salary increases	4.50%	—	3.35%	2.3% – 7.3%	4.50%	—	3.00%	2.3% – 6.8%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits
As

of December 31, 2021, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

Estimated payments

2022	$155
2023	139
2024	140
2025	142
2026 – 2031	850

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2021 and
2020
, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

	2021			2020
	PBO	Assets	Deficit	PBO	Assets	Deficit

Mexico	$200	38	162	$216	29	187
United States	270	226	44	305	222	83
United Kingdom 1	1,794	1,273	521	1,925	1,214	711
Germany	180	7	173	219	8	211
Other countries	339	240	99	368	221	147

	$2,783	1,784	999	$3,033	1,694	1,339

1
Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund started to receive annual dividends from a limited partnership (the “Partnership”), whose assets, transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. The annual dividends received by the pension funds in 2021, 2020 and 2019, which increase at a 5% rate per year, were £22.3 ($30), £21.3 ($29) and £20.3 ($27), respectively. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

Schedule of Sensitivity Analysis of Pension and Other Post Employment Benefits
For the year ended December 31, 2021, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2021 are shown below:

	Pensions		Other benefits		Total
Assumptions:	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps

Discount Rate Sensitivity	$(178)	200	(5)	5	(183)	205
Salary Increase Rate Sensitivity	6	(5)	1	(1)	7	(6)
Pension Increase Rate Sensitivity	124	(121)	—	—	124	(121)